Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY
17	EQUITY

(a)	Ordinary shares

The authorized share capital is US$50,000 divided into 1,000,000,000 shares, comprising 900,000,000 Class A Shares, par value US$0.00005 per share, and 100,000,000 Class B Shares, par value US$0.00005 per share. The paid-up ordinary shares carry one vote per share and carry a right to dividends as and when declared by the Company.

On August 8, 2024, the Company gave effect to a forward split to Class A shares and Class B shares at a ratio of 1-for-2 and, immediately following this, a surrender of 17,500,000 Class A Shares and 4,375,000 Class B Shares. Following this, 22,500,000 Class A Shares and 5,625,000 Class B Shares remain issued and outstanding. Total number of Class A Shares will be 25,000,000 upon completion of initial public offering of 2,500,000 Class A Shares. Class A Shares with a par value of USD 0.00005 and entitle to one (1) vote per share. Class B Shares with a par value of $0.00005 and entitled to twenty (20) votes per share.

On April 30, 2024, the Company consummated the reorganization pursuant to a share exchange agreement with Messrs Shim Siang Fan, Kendrew Hartanto, Salim Podiono, and Nursalim Podiono who have assigned all of their ordinary shares in the BP to the Company in exchange for a total of 18,018,018 Class A shares in the Company. Accordingly, BP became a 99.9% owned subsidiary of the Company and Mr. Chua Kok Guan holds the remaining 0.1% of BP.

On April 30, 2024, the Company executed the acquisition of BrilliA Singapore pursuant to a share swap arrangement in which Messrs. Salim and Nursalim Podiono who has assigned 100% of their shares in BrilliA Singapore to the Company in exchange for a total of 1,981,982 Class A shares in the Company. As a result of the reorganization, the PT MAP became a 99.99% indirectly owned subsidiary of the Company through BrilliA Singapore, and Messrs Salim Podiono holds the remaining 0.01% shares of PT MAP.

On November 29, 2024, the Company closed its initial public offering (“IPO”) of 2,500,000 ordinary shares   pursuant to its registration statement on Form F-1 (File No. 333-282056), which was initially filed with the U.S. Securities and Exchange Commission (“the SEC”) on September 12, 2024, and declared effective by the SEC on November 19, 2024. The ordinary shares were priced at USD 4.00 per share. The ordinary shares were previously approved for listing on The New York Stock Exchange (“NYSE”) and commenced trading under the ticker symbol “BRIA” on November 27, 2024. The Company raised USD 10,000 thousand in gross proceeds from its initial public offering, before deducting underwriting discounts and other related expenses. The Company received net proceeds of USD 7,187 thousand after deduction of USD 2,813 thousand of offering costs.

(b)	Warrants

In connection with the closed of IPO of 2,500,000 Class A Ordinary Shares with USD 4.00 per shares on November 29, 2024 and listing on the NYSE, the Company had issued Alliance Global Partners, the lead managing underwriter for IPO, to purchase a total of 125,000 Class A Ordinary Shares (“Representative’s Warrants”) which is equal to five percent (5%) of the transaction share amounts The Representative’s Warrants are exercisable at any time and from time to time from and after the 180th day from the date of effective of the registration statement (“Form F-1”) through and including the five (5) year anniversary of the date of effectiveness of the Form F-1. We valued the warrants issued during the year ended March 31, 2025 using the Binomial option pricing model at a value of $307,737. The assumptions used in determining the fair value of the warrants were as follows:

Expected term in years	5 years
Risk-free interest rate	4.45%
Annual expected volatility	81.00%
Dividend yield	0.00%

Activity related to the warrants for the year ended March 31, 2025 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, March 31, 2024		$-
Activity during the year ended March 31, 2025	125,000	$5.20
Outstanding, March 31, 2025	125,000	$5.20
Exercisable, end of period (1)	-	$-	4.67	$307,737

The warrants are exercisable after 180 days after effective of registration statement.